2


           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2




 1.  Name and address of issuer:
     Smith Barney Appreciation Fund Inc.
     388 Greenwich Street
     New York, NY 10013


 2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):
     [X]


 3.  Investment Company Act File Number:
     811-1940
     Securities Act File Number:
     02-34576


 4.  Last day of fiscal year for which this Form is filed:
 (a  December 31, 1997
 )
 4.  [    ]     Check  box if this Form is being filed  late
 (b  (i.e., more than 90 calendar days after the end of the
 )             issuer's fiscal year).

 4.  [    ]    Check box if this is the last time the issuer
 (c  will be filing this form.
 )

 5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold  during
       the fiscal year
       pursuant          to          section          24(f):
       $ 992,285,136

     (ii)   Aggregate price of securities redeemed or
                repurchased   during   the   fiscal    year:
       $ 724,876,010

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no
             earlier than October 11, 1995 that were not
              previously  used  to reduce registration  fees
     payable
                       to           the          commission:
     $__________

     (iv)   Total  available redemption  credits  [add  Item
     5(ii) and (iii):                                   -  $
     724,876,010

     (v)   Net  sales  - if Item 5(i) is greater  than  Item
     5(iv)
              [subtract    Item   5(iv)from   Item    5(i)]:
     $ 267,409,126

    (vi)  Redemption credits available for  use
    in future years            $_(__________)_
            -if  Item  5(i) is less  than  Item
    5(iv) [subtract Item
            5(iv) from Item 5(i):


     (vii)Multiplier   for  determining   registration   fee
     x _0.000295


     (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)   (enter  *0*  if  no   fee   is   due):
     = $ 78,885.69

 6.  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
     16,254,853. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:


     + $__________


 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


     = _$ 78,885,.69

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     CIK# 089558

           Method of Delivery:

                                            [X]         Wire
     Transfer
                                                 [         ]
     Mail or other means

                           SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By           (Signature           and           Title)*
     ___________________________________
                                               _Thomas    M.
     Reynolds - Controller_______

     Date _03/16/98_

     *Please print the name and title of the signing officer
                      below the signature.